Description of Business	12 Months Ended
Dec. 31, 2017
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Description of Business
Note 1	Description of Business

Potash Corporation of Saskatchewan Inc. is a crop nutrient company and plays an integral role in global food production. The company produces the three essential nutrients – potash, nitrogen and phosphate – required to help farmers grow healthier, more abundant crops.

With its subsidiaries, Potash Corporation of Saskatchewan Inc. (“PCS”) – together known as “PotashCorp” or “the company” except to the extent the context otherwise requires – forms an integrated fertilizer and related industrial and feed products company. The company is a corporation organized under the laws of Canada and its principal executive office is located at Suite 500, 122 – 1st Avenue South, Saskatoon, Saskatchewan, Canada. As at December 31, 2017, the company had assets as follows:

Production

(Owned)

K	Potash

•	five operations in the province of Saskatchewan

•	one operation in the province of New Brunswick (indefinitely suspended in early 2016 and placed in care-and-maintenance mode)

N	Nitrogen

•	three plants, one located in each of the states of Georgia, Louisiana and Ohio

•	one large-scale operation in the country of Trinidad

P	Phosphate

•	a mine and processing plants in the state of North Carolina

•	a mine and processing plants in the state of Florida

•	a processing plant in the state of Louisiana

•	phosphate feed plants in the states of Illinois, Missouri, Nebraska and North Carolina

•	an industrial phosphoric acid plant in the state of Ohio

Investments in Other

Potash-Related Companies

I	Investments

•	Arab Potash Company (“APC”), Jordan

•	Canpotex Limited (“Canpotex”)[1]

•	Israel Chemicals Ltd. (“ICL”), Israel [2]

•	Sinofert Holdings Limited (“Sinofert”), China

•	Sociedad Quimica y Minera de Chile S.A. (“SQM”), Chile

See Note 19 for additional information.

Marketing

Potash for use outside Canada and the US is sold exclusively to Canpotex, which resells potash to offshore customers.

Under its own name, PotashCorp markets and sells potash products in North America and nitrogen and phosphate products in North America and offshore.

Transportation and Distribution

(Leased and Owned)

•	leased or owned 294 terminals and warehouses (411 multi-product distribution points) in North America

•	leased or owned approximately 10,500 railcars in North America

•	leased a warehouse in Malaysia

•	ownership in a joint venture that leases a dry bulk fertilizer port terminal in Brazil

•	leased three vessels used for ammonia transportation

•	owned one multi-purpose vessel used for molten sulfur and phosphoric acid transportation

On January 1, 2018, PotashCorp and Agrium combined their businesses in a merger of equals by becoming wholly owned subsidiaries of a new parent company named Nutrien Ltd. (“Nutrien”). See Note 32 for additional information.

[1] A potash export, sales and marketing company owned as at December 31, 2017 in equal shares by PotashCorp and two other Canadian potash producers.

[2] Subsequent to December 31, 2017, the company divested all of its equity interests in ICL.